Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 250,879	$ 221,742	$ 15,490
Accounts receivable,Net	5,000	10,000	2,000
Marketable securities	96,295	251,983	67,676
Prepaid expenses and other current assets	159,078	260,921
Preferred stock receivable	5,614,086
Note receivable, net	4,787,469
Total Current Assets	10,912,807	744,646	85,166
Non-current Assets
Property and equipment, net	16,861	6,176	18,062
Intangible assets, net	25,258	28,043	103,550
Goodwill	0		5,415
Deposits and other assets			83,616
Minority investment in businesses	1,172,833	1,172,832	333,333
Operating lease right of use asset, net		586,310	1,633,207
Total Non-current Assets	1,214,952	1,207,051	2,177,183
Assets of discontinued operations (Note 11)		16,190,250
Total Assets	12,127,759	18,141,947	2,262,349
Current Liabilities
Accounts payable and accrued liabilities	5,064,691	5,285,765	8,450,804
Convertible notes, net of debt discount and issuance costs	1,569,977	383,374	1,216,158
Current portion of operating lease payable			547,439
Notes payable, net of debt discount and issuance costs	151,515	48,906	926,413
Deferred revenue	98,511	118,862	146,950
Derivative Liability	1,459,084	1,668,038
Total Current Liabilities	8,343,778	7,504,945	11,287,764
Non-current Liabilities:
Note payable	45,859	72,224	21,586
Operating lease payable			1,251,319
Total Non-current Liabilities	45,859	72,224	1,272,905
Liabilities of discontinued operations (Note 11)		1,492,069
Total Liabilities	8,389,637	9,069,238	12,560,669
Commitments and contingencies
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.	84,790	84,790	84,790
Stockholders’ Equity
Preferred stock, value
Common stock value	771	759	230
Less: Treasury stock	(78,456)	(78,456)	(78,456)
Additional paid in capital	278,415,951	266,973,016	239,186,990
Accumulated deficit	(277,348,505)	(262,926,318)	(252,800,800)
Accumulated other comprehensive loss	(298,405)	(298,405)	(297,717)
Total Creatd, Inc. Stockholders’ Equity	691,418	3,670,658	(13,989,744)
Non-controlling interest in consolidated subsidiaries	2,961,914	5,317,261	3,606,634
Total Stockholders’ Equity	3,653,332	8,987,919	(10,383,110)
Total Liabilities and Stockholders’ Equity	12,127,759	18,141,947	2,262,349
Previously Reported
Current Assets
Cash		247,413
Accounts receivable,Net		11,530
Marketable securities		251,983
Prepaid expenses and other current assets		335,413
Total Current Assets		846,339
Non-current Assets
Property and equipment, net		183,041	18,062
Intangible assets, net		7,486,004
Goodwill		7,818,805
Deposits and other assets		48,615
Minority investment in businesses		1,172,833
Operating lease right of use asset, net		586,310
Total Non-current Assets		17,295,608
Total Assets		18,141,947
Current Liabilities
Accounts payable and accrued liabilities		5,624,838
Convertible notes, net of debt discount and issuance costs		383,374
Current portion of operating lease payable		331,137
Notes payable, net of debt discount and issuance costs		467,962
Deferred revenue		285,379	146,950
Derivative Liability		1,668,038
Total Current Liabilities		8,760,728
Non-current Liabilities:
Note payable		72,224
Operating lease payable		236,286
Total Non-current Liabilities		308,510
Total Liabilities		9,069,238
Commitments and contingencies
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.		84,790
Stockholders’ Equity
Preferred stock, value
Common stock value		759
Less: Treasury stock		(78,456)
Additional paid in capital		266,973,016
Accumulated deficit		(262,926,318)
Accumulated other comprehensive loss		(298,405)
Total Creatd, Inc. Stockholders’ Equity		3,670,658
Non-controlling interest in consolidated subsidiaries		5,317,261
Total Stockholders’ Equity		8,987,919
Total Liabilities and Stockholders’ Equity		18,141,947
Series A Preferred Stock
Stockholders’ Equity
Preferred stock, value	1	1
Series A Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		1
Series E Preferred Stock
Stockholders’ Equity
Preferred stock, value
Series E Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value
Series F Preferred Stock
Stockholders’ Equity
Preferred stock, value	2	2	3
Series F Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		2
Series G Preferred Stock
Stockholders’ Equity
Preferred stock, value	17	17	2
Series G Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		17
Series H Preferred Stock
Stockholders’ Equity
Preferred stock, value	4	4	4
Series H Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		4
Series I Preferred Stock
Stockholders’ Equity
Preferred stock, value	$ 38	38
Series I Preferred Stock | Previously Reported
Stockholders’ Equity
Preferred stock, value		$ 38